Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 18,582	€ 18,470
Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 818	€ 823
Total Percentage	4.00%	4.00%
Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 754	€ 773
Total Percentage	4.00%	4.00%
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 768	€ 774
Total Percentage	4.00%	4.00%
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 1,563	€ 1,617
Total Percentage	8.00%	9.00%
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 475	€ 479
Total Percentage	3.00%	3.00%
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 532	€ 518
Total Percentage	3.00%	3.00%
New method [member] | Solvency one capital ratio [member] | Unrestricted Tier 1 + Restricted Tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 15,542	€ 15,338
Total Percentage	84.00%	83.00%
New method [member] | Solvency one capital ratio [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 12,972	€ 12,724
Total Percentage	70.00%	69.00%
New method [member] | Solvency one capital ratio [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 2,571	€ 2,614
Total Percentage	14.00%	14.00%
New method [member] | Solvency one capital ratio [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 2,340	€ 2,370
Total Percentage	13.00%	13.00%
New method [member] | Solvency one capital ratio [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 700	€ 762
Total Percentage	4.00%	4.00%